Supplemental Cash Flow Information (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Payments of interest and commitment fees	$ 14.2	$ 14.0
Interest Paid, Capitalized	3.0	4.1
Incurred liabilities for fixed and intangible asset additions	73.7	$ 41.6
Other Asset Additions Incurred but Not yet Paid	$ 12.0